Morgan Stanley Institutional Fund Trust

1221 Avenue of the Americas

New York, New York 10020

VIA EDGAR

July 12, 2007

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 205549

Re:	Morgan Stanley Institutional Fund Trust
File Number: 2-89729, 811-03980

Ladies and Gentlemen:

On behalf of the Morgan Stanley Institutional Fund Trust (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 76 to Registrant’s Registration Statement on Form N-1A, filed on July 3, 2007, constituting the most recent amendment to this Registration Statement (“the Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on July 3, 2007, accession number 0001193125-07-149154.

If you have any questions or comments regarding this filing, please call Debra Rubano at (212) 762-5481.

Very truly yours,

Morgan Stanley Institutional Fund Trust

/s/ Debra Rubano
Debra Rubano